Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0000700841
Registrant Name	RCM TECHNOLOGIES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES